Contributions By Our Sponsor (Tables)	6 Months Ended		12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 RJ LLC [Member]	Dec. 31, 2012 Sponsor [Member]	Jun. 30, 2013 Sponsors [Member]
Schedule of Acquisition

The following table presents the total revenues and net income attributable to the Management Internalization, Alaska Joint Venture Acquisition, and 2013 RJ Transaction that is included in our condensed consolidated statement of operations from the respective transaction dates through June 30, 2013 (in thousands):

	Management Internalization	Alaska Joint Venture Acquisition	2013 RJ Transaction
	Period from June 10, 2013 to June 30, 2013	Period from June 11, 2013 to June 30, 2013	Period from June 14, 2013 to June 30, 2013
Total revenues	$239	$2,871	$278
Net (loss) / income	$(2,112)	$(280)	$4

Business Combinations. The following table summarizes the carrying value and fair value of the Company’s Class B interest in RJ LLC as of June 14, 2013 and the resulting gain on remeasurement of approximately $10.9 million, which has been recognized in the accompanying condensed consolidated statements of operations (in thousands):

Fair value of existing Class B interest	$7,615
Carrying value of Class B interest	(3,330)

Gain on remeasurement of equity method investment	$10,945

Summary combined financial information of the single-family homes that have been reflected in the accompanying consolidated financial statements is as follows (in thousands):

	As of December 31, 2012	As of December 31, 2011
Single family properties	$365,937	$3,495
Other assets	7,203	28
Other liabilities	(8,183)	(49)

Net assets contributed	$364,957	$3,474

	Year Ended December 31, 2012	June 23, 2011 to December 31, 2011
Rents from single family properties	$4,348	$65
Property operating expenses	(3,287)	(39)
Depreciation	(2,000)	(21)
Allocated general and administrative expenses	(6,949)	(47)

Net loss	$(7,888)	$(42)

The following table summarizes the net assets and historical net loss of the 2,770 single-family properties based on the dates such properties were acquired by our Sponsor through the date of the 2,770 Property Contribution (amounts in thousands, except number of properties):

	Period from June 23, 2011 to December 31, 2012	Period from January 1, 2013 to February 28, 2013	Total as of February 28, 2013 (transaction date)
Number of properties	2,661	109	2,770
Single family properties	$365,937	$20,563	$386,500
Other assets	7,203	(2,086)	5,117
Other liabilities	(8,183)	558	(7,625)

Net assets contributed	$364,957	$19,035	$383,992

Rents from single family properties	$4,413	$3,720	$8,133
Property operating expenses	(3,326)	(1,920)	(5,246)
Depreciation	(2,021)	(1,324)	(3,345)
Allocated general and administrative expenses	(6,996)	(993)	(7,989)

Net loss	$(7,930)	$(517)	$(8,447)

Contributed net assets and net loss	$372,887	$19,552	$392,439